EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loss per share:
EARNINGS PER SHARE

17. EARNINGS PER SHARE

Table 17.1: Details of Basic and Dilutive Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Basic net loss per share:
Numerator
Net loss including non-controlling interests	$(4,039,567)	$(5,290,414)	$(6,601,353)	$(15,538,900)
Less: Net loss attributable to non-controlling interest	(283,793)	(101,659)	(717,117)	(101,659)
Net loss attributable to common stockholders - basic	(3,755,774)	(5,188,755)	(5,884,236)	(15,437,241)
Denominator
Weighted average shares outstanding - basic	9,065,675	1,204,462	6,826,267	932,849
Basic net loss per share attributable to common stockholders	$(0.41)	$(4.31)	$(0.86)	$(16.55)
Diluted net loss per share:
Numerator
Net loss attributable to common stockholders - basic	$(3,755,774)	$(5,188,755)	$(5,884,236)	$(15,437,241)
Add: Interest for subordinated convertible promissory note	-	2,500	-	38,333
Net loss attributable to common stockholders - diluted	$(3,755,774)	$(5,186,255)	$(5,884,236)	$(15,398,908)
Denominator
Weighted average shares outstanding - basic	9,065,675	1,204,462	6,826,267	932,849
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	-	57,884	-	3,360
Conversion of Series A Convertible Preferred Stock	-	70,203	-	-
Conversion of Series B Convertible Preferred Stock	-	200,000	-	-
Weighted average shares outstanding - diluted	9,065,675	1,532,549	6,826,267	936,209
Dilutive net loss per share attributable to common stockholders	$(0.41)	$(3.38)	$(0.86)	$(16.45)

Table 17.2: Details of Potentially Dilutive Effect of Securities Excluded from Dilutive EPS due to Anti-Dilutive Effect

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Conversion of Series A Convertible Preferred Stock	-	152,335	-	115,303
Conversion of Series B Convertible Preferred Stock	1,347	45	1,347	57,054
Conversion of Series C Convertible Preferred Stock	18,925	1,212	21,501	1,212
Conversion of Series D Convertible Preferred Stock	150,000	5,040	150,000	15,386
Conversion of Series E Convertible Preferred Stock	51	2	51	1
Conversion of Series G Convertible Preferred Stock	686,270	-	686,270	-
Conversion of Series H Convertible Preferred Stock	431,982	-	217,184	-
Conversion of Series I Convertible Preferred Stock	121,557,333	-	61,114,460	-
Exercise of investor and placement agent warrants	5,623,687	618,161	5,623,687	495,585

21.	EARNINGS PER SHARE

Table 21.1: Details of Basic and Dilutive (Loss)/Earnings Per Share
	For the Year Ended December 31,
	2025	2024
Basic net (loss)/income per share:
Numerator
Net (loss)/income including non-controlling interests	$(24,059,084)	$1,229,601
Less: Net loss attributable to non-controlling interest	(393,376)	-
Net (loss)/income attributable to Common Stockholders - basic	(23,665,708)	1,229,601
Denominator
Weighted average shares outstanding - basic	1,760,310	282,437
Basic net (loss)/income per share attributable to Common Stockholders	$(13.44)	$4.35
Diluted net (loss)/income per share:
Numerator
Net (loss)/income attributable to Common Stockholders - basic	$(23,665,708)	$1,229,601
Add back interest for subordinated convertible promissory note	43,333	276,667
Net (loss)/income attributable to Common Stockholders - diluted	$(23,622,375)	$1,506,268
Denominator
Weighted average shares outstanding - basic	1,760,310	282,437
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	3,333	58,347
Conversion of Series A Convertible Preferred Stock	-	70,203
Conversion of Series B Convertible Preferred Stock	-	175,182
Conversion of Series C Convertible Preferred Stock	-	1,212
Exercise of investor and placement agent warrants	-	317,548
Weighted average shares outstanding - diluted	1,763,643	904,929
Dilutive net (loss)/income per share attributable to Common Stockholders	$(13.39)	$1.66

Table 21.2: Details of Potentially Dilutive Effect of Securities Excluded from Dilutive EPS due to Anti-Dilutive Effect
	For the Year Ended December 31,
	2025	2024
Conversion of Series A Convertible Preferred Stock	92,332	-
Conversion of Series B Convertible Preferred Stock	28,090	-
Conversion of Series C Convertible Preferred Stock	1,202	-
Conversion of Series D Convertible Preferred Stock	10,092	-
Conversion of Series E Convertible Preferred Stock	2	-
Exercise of investor and placement agent warrants	922,845	317,548